Basis of Presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation
Basis of Presentation
2.	Basis of Presentation

Statement of compliance

These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The accounting policies adopted in these financial statements are based on IFRS in effect as at December 31, 2025.

The consolidated financial statements of Skeena for the year ended December 31, 2025 were authorized for issuance by the Board of Directors on March 24, 2026.

Basis of measurement

These consolidated financial statements have been prepared on historical cost basis, except for certain financial instruments that are measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The consolidated financial statements are presented in Canadian dollars, and tabular values are rounded to the nearest thousand.

2.	Basis of Presentation (continued)

Significant accounting estimates and judgments

The preparation of these consolidated financial statements requires Management to make estimates and judgments that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting periods. Actual outcomes could differ from these estimates and judgments, which, by their nature, are uncertain. The impacts of such estimates and judgments are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates or changes to judgments are recognized in the period in which the estimate or judgment is revised and may affect both the period of revision and future periods.

Significant assumptions that Management has made about current unknowns, the future, and other sources of estimated uncertainty, could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made. Such significant assumptions include the following areas:

Critical accounting estimates

●	Fair value of derivatives and other financial instruments

The fair value of financial instruments that are not traded in an active market are determined using valuation techniques. Management uses its judgment to select a method of valuation and make estimates of specific model inputs that are based on conditions, including market, existing at the end of each reporting period.

There is a high degree of estimation uncertainty associated with the assumptions in the models used to value the Gold Stream derivative liability at each reporting period (a level 3 fair value measurement). The valuation models are sensitive to significant model inputs, which include the Company's forecasts of the Eskay Project gold production schedule, gold prices including their volatility and the credit spread of the Company.

●	Provision for closure and reclamation

The process of determining a value for the closure and reclamation provision is subject to significant estimates, including the amount and timing of closure and reclamation costs and the discount rate used. During the development phase of Eskay, estimates of closure and reclamation costs are continually evolving as further site and permitting activities trigger incremental remediation and reclamation activities.

Critical accounting judgments

There were no critical accounting judgments made during the year ended December 31, 2025.